Subsequent Events (Details) - USD ($)	1 Months Ended
	Apr. 28, 2023	Apr. 23, 2023	Mar. 31, 2023
Subsequent Events (Details) [Line Items]
Aggregate amount		$ 500,000	$ 290,063
Ordinary shares (in Shares)		210,000	45,392
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Consideration amount	$ 8,000,000